SEMI-ANNUAL REPORT
[LOGO] MASTRAPASQUA
  asset management                        NOVEMBER 30, 2002



                                          MASTRAPASQUA
                                          GROWTH VALUE FUND





--------------------------------------------------------------------------------
                                     [IMAGE]



                               [LOGO] MASTRAPASQUA
                                asset management








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                               TABLE OF CONTENTS

A Message to Our Shareholders..............................................  1

Schedule of Investments....................................................  2

Statement of Assets and Liabilities........................................  3

Statement of Operations....................................................  4

Statements of Changes in Net Assets........................................  5

Financial Highlights.......................................................  6

Notes to Financial Statements..............................................  7



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MASTRAPASQUA GROWTH VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2002
--------------------------------------------------------------------------------


Dear Fellow Shareholder:

The reconnect with economic and financial reality is underway. For the better part of 2002, stock prices deteriorated while the economy was recovering from recession and corporate profits recorded improving trends. Bankruptcies, corporate malfeasance, re-regulation, Wall Street's shattered credibility, Middle East crises, and pervasive distrust of institutional America drove a psychological spike into the heart of the equity market. As time has passed and the shock has been absorbed in valuations, investors are revisiting the issues with a more realistic mindset. Market participants are slowly discovering the enormous imbalance that exists between the valuations of fixed-income instruments and equities.

If investors' most burdensome fears do not materialize, selling pressure will continue to dissipate and the bias will shift toward accumulating stocks. The absence of new disclosures in corporate America and Wall Street has lessened investor anxiety and assisted a refocusing upon the improving fundamentals. What is being lost in the rhetoric of media and then investor's focus upon the past is the improving profitability of corporate America. For example, in 2002 S&P 500 earnings on a year-over-year basis rose 6.4% in the second quarter and 14% in the third quarter, and are projected to increase 20% in the fourth quarter. This rise follows six quarters of declining profitability. Rising corporate profits and cash flow should continue to support the capital spending cycle, which appears to be in its early stages.

Near-term concerns surrounding fourth quarter 2002 growth, deflation, and the crisis with Iraq may be overshadowing other emerging developments. First, China with its population of over 1 billion people, not Japan, appears to be the engine of growth in the Asian community of nations. Budding entrepreneurship is stimulating business activity. Second, fiscal stimulus has been elevated to a higher priority as the complexion of Congress has shifted. Third, looking beyond the immediate conflict with Iraq may be too vague to offer much comfort to investors. While no one can predict the financial market with any certainty, the 1991 Gulf War with its quick resolution and the sharp decline in oil prices that followed, as well as the reconstruction after WWII and the Marshal Plan might shed some light on our future economy. Reducing the uncertainty will be an important catalyst for the next leg of an emerging bull market. The reconnect between shareholders and the underlying fundamentals of the current market environment has much more to contribute to investor returns.

The financial markets should anticipate, at the very least, a relatively stable short-term interest rate environment for some time. As developments in the Middle East unfold, the Federal Reserve appears prepared to respond to any unexpected events.

Visit us online at www.Mastrapasqua.com for continuing commentary on events that are affecting the capital markets.

Sincerely,

/s/ Frank Mastrapasqua

Frank Mastrapasqua
Chairman, Chief Executive Officer
Mastrapasqua Asset Management

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF NOVEMBER 30, 2002 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE (01/03).

                                     1                               FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
NOVEMBER 30, 2002

------------------------------------------------------------------------------------------------------------------------------------

                           SECURITY                                                            SECURITY
 SHARES                    DESCRIPTION                 VALUE         SHARES                    DESCRIPTION                 VALUE
---------   ------------------------------------  --------------    ---------   ------------------------------------  --------------

COMMON STOCK (99.0)%                                                FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                                                                    TRANSPORTATION EQUIPMENT (2.3%)
ARRANGEMENT OF TRANSPORTATION OF FREIGHT & CARGO (2.7%)                  4,800  Lockheed Martin Corp.                 $    250,560
     8,600  Expeditors International of                                                                               -------------
            Washington, Inc.                      $     287,670     GENERAL MERCHANDISE STORES (4.5%)
                                                  --------------          4,000  Michaels Stores, Inc. +                   150,600
                                                                          9,600  Target Corp.                              333,888
BANKS & CREDIT INSTITUTIONS (5.1%)                                                                                    -------------
     8,066  Citigroup, Inc.                             313,606                                                            484,488
     5,000  Wells Fargo & Co.                           231,050                                                       -------------
                                                  --------------    HEALTH SERVICES (2.4%)
                                                        544,656          15,000  Health Management Associates, Inc.        262,950
                                                  --------------                                                      -------------

BUILDING MATERIALS (1.5%)                                           INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
     6,000  Home Depot, Inc.                            158,520     (7.0%)
                                                  --------------         13,400  Applied Materials, Inc. +                 228,470
                                                                         19,950  Cisco Systems, Inc. +                     297,654
BUSINESS SERVICES (15.1%)                                                31,700  EMC Corp. +                               229,825
     7,400  Fiserv, Inc. +                              251,008                                                       -------------
     5,800  Microsoft Corp. +                           334,660                                                            755,949
    25,200  Oracle Corp. +                              305,424                                                       -------------
     7,200  Peoplesoft, Inc. +                          141,408
    28,000  Sun Microsystems, Inc. +                    120,120     MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
     7,500  Symantec Corp. +                            328,125     PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (6.1%)
     7,400  Veritas Software Corp. +                    134,532          12,000  Biomet, Inc.                              330,000
                                                  --------------          6,600  Teradyne, Inc. +                          108,174
                                                      1,615,277           7,960  Waters Corp. +                            213,328
                                                  --------------                                                      -------------
CHEMICALS & ALLIED PRODUCTS (22.0%)                                                                                        651,502
     6,800  Amgen, Inc. +                               320,960                                                       -------------
    10,000  Biovail Corp. +                             331,300
     7,200  Genentech, Inc. +                           237,600     OIL & GAS FIELD MACHINERY & EQUIPMENT (1.0%)
     5,700  Genzyme Corp. +                             186,960          3,200  Smith International, Inc. +                108,800
    12,000  IDEC Pharmaceuticals Corp. +                396,480                                                       -------------
     9,000  International Flavors & Fragrances, Inc   . 297,180     SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
     6,900  Invitrogen Corp. +                          193,269     SERVICES (5.5%)
     5,500  Medimmune, Inc. +                           145,310          4,000  Goldman Sachs Group, Inc.                  315,480
     8,000  Pfizer, Inc.                                252,320          6,200  Merrill Lynch & Co., Inc.                  269,700
                                                  --------------                                                      -------------
                                                      2,361,379                                                            585,180
                                                  --------------                                                      -------------

EATING & DRINKING PLACES (2.1%)                                     TELEVISION BROADCASTING STATIONS (2.4%)
     7,500  Brinker International, Inc. +               223,500          9,500  Fox Entertainment Group, Inc. +            253,270
                                                  --------------                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,               TRANSPORTATION BY AIR (3.8%)
EXCEPT COMPUTER EQUIPMENT (13.4%)                                        7,700  FedEx Corp.                                404,789
     7,500  Analog Devices, Inc. +                      230,175                                                       -------------
     9,000  Broadcom Corp. +                            175,950
    13,000  Intel Corp.                                 270,920     Total Common Stock (Cost $18,423,215)               10,610,761
     5,800  L-3 Communications Holdings, Inc. +         260,652                                                       -------------
     7,900  Novellus Systems, Inc. +                    286,691     SHORT-TERM INVESTMENT (3.6%)
    10,400  Texas Instruments, Inc.                     209,144        386,240  Deutsche Cash Management
                                                  --------------                Fund (Cost $386,240)                       386,240
                                                      1,433,532                                                       -------------
                                                  --------------    Total Investments in Securities - 102.6%
                                                                              (Cost $18,809,455)                       $10,997,001
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED             Other Assets and Liabilities, Net - (2.6%)            (274,930)
SERVICES (2.1%)                                                                                                      --------------
     4,100  Quest Diagnostics +                         228,739     TOTAL NET ASSETS - 100.00%                           $10,722,071
                                                  --------------                                                     ==============
                                                                    ---------------------------------------
                                                                    + Non-income earning securities.


See Notes to Financial Statements.        2                         FORUM FUNDS


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MASTRAPASQUA GROWTH VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $18,809,455) (Note 2)       $   10,997,001
   Interest, dividends and other assets                                   5,615
                                                                ----------------
Total Assets                                                         11,002,616
                                                                ----------------

LIABILITIES
   Payable for Fund shares redeemed                                     253,579

   Accrued Liabilities:
       Investment advisory fees (Note 3)                                  4,047
       Administration fees (Note 3)                                       1,989
       Transfer agency fees (Note 3)                                      1,469
       Custody fees (Note 3)                                              1,011
       Other                                                             18,450
                                                               -----------------
Total Liabilities                                                       280,545
                                                               -----------------

NET ASSETS                                                       $   10,722,071
                                                               =================

COMPONENTS OF NET ASSETS
   Paid-in capital                                               $   25,757,942
   Accumulated net investment loss                                      (64,036)
   Net unrealized depreciation of investments                        (7,812,454)
   Accumulated net realized loss                                     (7,159,381)
                                                               -----------------
NET ASSETS                                                       $   10,722,071
                                                               =================

SHARES OF BENEFICIAL INTEREST                                         2,808,033

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                               $         3.82


See Notes to Financial Statements.        3                         FORUM FUNDS


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MASTRAPASQUA GROWTH VALUE FUND
STATEMENT OF OPERATIONS (unaudited)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME
     Dividend income                                              $      21,627
     Interest income                                                        795
                                                                 ---------------
Total Investment Income                                                  22,422
                                                                 ---------------

EXPENSES
     Investment advisory fees (Note 3)                                   52,362
     Administration fees (Note 3)                                        12,406
     Transfer agency fees (Note 3)                                        9,831
     Custody fees (Note 3)                                                2,665
     Accounting fees (Note 3)                                            17,865
     Compliance fees                                                      6,811
     Auditing fees                                                       10,906
     Legal fees                                                             960
     Trustees fees and expenses                                             221
     Reporting expenses                                                   4,461
     Miscellaneous expenses                                                 286
                                                                 ---------------
Total Expenses                                                          118,774
     Fees waived (Note 4)                                               (32,316)
                                                                 ---------------
Net Expenses                                                             86,458
                                                                 ---------------

NET INVESTMENT LOSS                                                     (64,036)
                                                                 ---------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     Net realized loss on investments                                (1,260,204)
     Net change in unrealized appreciation/(depreciation)              (276,098)
      on investments                                             ---------------


NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (1,536,302)
                                                                 ---------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $   (1,600,338)
                                                                 ===============


See Notes to Financial Statements.        4                         FORUM FUNDS


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MASTRAPASQUA GROWTH VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 June 1, 2002 to     June 1, 2001
                                                                November 30, 2002         to
                                                                   (unaudited)       May 31, 2002
                                                               --------------------------------------
OPERATIONS
       Net investment loss                                      $      (64,036)     $     (171,680)
       Net realized loss on investments                             (1,260,204)         (4,504,215)
       Net increase from payments by affiliates (Note 6)                     -                 136
       Net change in unrealized appreciation/(depreciation)
           of investments                                             (276,098)           (835,697)
                                                               ----------------    ----------------
Net Decrease in Net Assets from Operations                          (1,600,338)         (5,511,456)
                                                               ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
       Sale of shares                                                  556,657           6,378,664
       Redemption of shares                                         (1,002,964)         (3,726,607)
                                                               ----------------    ----------------
Net Increase (Decrease) from Capital Share Transactions               (446,307)          2,652,057
                                                               ----------------    ----------------

Net Decrease in Net Assets                                          (2,046,645)         (2,859,399)
                                                               ----------------    ----------------

NET ASSETS
       Beginning of Period (Note 1)                                 12,768,716          15,628,115
       End of Period                                            $   10,722,071      $   12,768,716
                                                               ================    ================

SHARE TRANSACTIONS
       Sale of shares                                                  149,879           1,226,697
       Redemption of shares                                           (267,205)           (737,275)
                                                               ----------------    ----------------
Net Increase (Decrease) in Shares                                     (117,326)            489,422
                                                               ================    ================

See Notes to Financial Statements.        5                         FORUM FUNDS


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MASTRAPASQUA GROWTH VALUE FUND
FINANCIAL HIGHLIGHTS

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These  financial  highlights  reflect  selected  data  for a  share  outstanding throughout the period.

                                                      June 1, 2002 to       June 1, 2001      July 5, 2000 (a)
                                                     November 30, 2002           to                 to
                                                       (unaudited)          May 31, 2002      May 31, 2001
                                                     -----------------   ----------------   ----------------

NET ASSET VALUE, Beginning of Period                      $      4.36        $      6.42        $     10.00
                                                     -----------------   ----------------   ----------------
INVESTMENT OPERATIONS
     Net investment loss                                        (0.02)             (0.06)             (0.06)
     Net realized and unrealized loss
          on investments                                        (0.52)             (2.00)             (3.52)
                                                     -----------------   ----------------   ----------------
Total from Investment Operations                                (0.54)             (2.06)             (3.58)
                                                     -----------------   ----------------   ----------------

NET ASSET VALUE, End of Period                            $      3.82        $      4.36        $      6.42
                                                     =================   ================   ================

TOTAL RETURN                                                   (12.39)%           (32.09)%            (35.80)%

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)               $    10,722        $    12,769        $     15,628
Ratios to Average Net Assets
     Expenses, including reimbursement/
          waiver of fees                                         1.65% (b)          1.65%               1.65% (b)
     Expenses, excluding reimbursement/
          waiver of fees                                         2.27% (b)          2.04%               1.98% (b)
     Net investment loss, including
           reimbursement/waiver of fees                         (1.22)%(b)         (1.23)%             (0.99)%(b)

PORTFOLIO TURNOVER RATE                                             9%                57%                 33%



------------------------------------------------
  (a)Commencement of Operations.
  (b)Annualized



See Notes to Financial Statements.        6                         FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

This report relates to Mastrapasqua Growth Value Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three active investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on July 5, 2000.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - Generally, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Short-term securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at net asset value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

                                       7                            FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------


FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust is comprised of twenty-three active fund series, and it accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
         PARTIES

INVESTMENT ADVISER - The investment adviser for the Fund is Mastrapasqua Asset Management (the "Adviser"). In December 2002 the Adviser's name was changed from Mastrapasqua & Associates to Mastrapasqua Asset Management. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATOR - The administrator for the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.15% of the first $100 million of the Fund's average daily net assets, and 0.10% thereafter, subject to a $25,000 annual minimum fee.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund a monthly fee of $1,500, plus $1.50 per month per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor, and receives no compensation from the Fund for this service.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a monthly fee of $3,000. Forum Trust, LLC (the "Custodian") serves as the Trust's custodian and may employ subcustodians to provide custody of the Fund's domestic and foreign assets. For its services, the Custodian receives a fee per Fund of 0.01% of the Fund's first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.005% on Fund assets between $2-6 billion and 0.0025% on Fund assets greater than $6 billion. Each Fund also pays an annual maintenance fee of $3,600, as well as certain other transactional fees.

NOTE 4.  WAIVER OF FEES

Through September 30, 2003, the Advisor has contractually agreed to waive its fees and reimburse Fund expenses to limit the Fund's net expenses to 1.65% of the Fund's average net assets. The Adviser contractually waived fees of $23,273 and reimbursed fees of $9,043 for the six months ended November 30, 2002.


                                       8                             FORUM FUNDS

MASTRAPASQUA GROWTH VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $977,973 and $1,615,988, respectively, for the six months ended November 30, 2002.

The cost of investment securities owned as of November 30, 2002, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

Cost                                               $18,809,455
Unrealized Appreciation                                 63,506
Unrealized Depreciation                             (7,875,960)
                                                   ------------
Net Unrealized Depreciation                        $(7,812,454)
                                                   ============

NOTE 6.  PAYMENTS BY AFFILIATES

For the year ended May 31, 2002, the Adviser made a contribution to the Mastrapasqua Growth Value Fund to offset an investment trading error. This amount is reflected as payment by affiliate on the Statements of Changes in Net Assets. This payment had no effect on the total return of the Fund.


                                       9                            FORUM FUNDS


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




   FOR MORE INFORMATION                                [LOGO] MASTRAPASQUA
                                                         asset management






                                                            MASTRAPASQUA
                                                         GROWTH VALUE FUND



               INVESTMENT ADVISER
           Mastrapasqua Asset Management
           814 Church Street, Suite 600
               Nashville, TN 37203


                   DISTRIBUTOR
             Forum Fund Services, LLC
                Two Portland Square
                Portland, ME 04101

                  TRANSFER AGENT
             Forum Fund Services, LLC
                Two Portland Square
                Portland, ME 04101                             [LOGO]
                                                            FORUM FUNDS
                                                            P.O. BOX 446
                                                          PORTLAND, ME 04112
                                                            800-448-0982
                                                            207-879-0001
 THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY
           OF THE FUND'S PROSPECTUS.